(7) Debt Obligations: Schedule of Debt Obligation (Details) (USD $)	Jun. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Settlement liability			$ 200,000	[1]
Note payable	76,586		94,459
Capital Lease Obligations	68,870	[2]	118,098	[2]
Automobile loans	7,090	[3]	12,274	[3]
Total debt obligations	152,546		424,831
Current portion of long-term debt, net of debt discount of $115,283 and $0, respectively	(90,617)		(634,218)		(1,041,392)
Long-term debt, net of current portion	61,929		449,950		898,598
Scenario, Previously Reported
Settlement liability			200,000	[1]	500,000	[1]
Note payable			233,061	[4]	369,612	[4]
Capital Lease Obligations			272,508	[2]	335,366	[2]
Note payable to Small Business Administration			201,204	[5]	215,288	[5]
Automobile loans			137,888	[3]	181,146	[3]
Revolving line of credit			39,507	[6]	39,432	[6]
Secured note					225,000	[7]
Notes Payable					70,156	[8]
Equipment testing notes payable					3,237	[9]
Monitoring equipment notes payable					753	[10]
Total debt obligations			1,084,168		1,939,990
Current portion of long-term debt, net of debt discount of $115,283 and $0, respectively			(634,218)		(1,041,392)
Long-term debt, net of current portion			$ 449,950		$ 898,598

[1]	Monthly payment through January 2013, non interest bearing.
[2]	Effective interest rates that range between 8.51% and 17.44%. Leases mature between November 2012 and March 2016.
[3]	Secured by vehicles. Interest rates range between 0.0% and 8.9%, due through February 2016.
[4]	Balance on notes reflects debt discount of $16,939 and $55,388, respectively. The effective interest rate is 15% per annum.
[5]	Note bears interest at 4.00% and matures April 2037. The note is secured by Court Programs, Inc.
[6]	Interest rate of 9.25%, $10,493 and $10,568, was available for withdrawal.
[7]	Interest rate of 18%. Paid in full during the nine months ended June 30, 2012.
[8]	Interest rate of 6.37%. The note was secured by property which was sold during fiscal year.
[9]	Interest rate of 8%. The notes were secured by testing equipment. The notes matured in December 2011.
[10]	Interest rates range between 7.8% and 18.5%, matured through November 2011. Secured by monitoring equipment.